Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 461,796	¥ 859,819	¥ (1,468,040)
Net cash provided by (used in) operating activities	4,237,838	2,309,985	(966,187)
Cash flows from investing activities:
Purchases of other investment securities	(39,196)	(379,154)	(958,616)
Net decrease (increase) in interest-earning deposits in other banks	2,916,248	1,273,410	(2,236,492)
Other-net	8,631	38,171	48,474
Net cash used in investing activities	(8,292,883)	(10,814,432)	(8,253,579)
Cash flows from financing activities:
Repayment of long-term debt	(3,109,981)	(2,467,525)	(2,756,725)
Proceeds from sales of treasury stock	327	1,077	187,147
Payments for acquisition of preferred stock	(250,000)
Payments to acquire treasury stock (Note 16)	(86)	(4,621)	(2,697)
Dividends paid	(190,299)	(149,486)	(153,217)
Other-net	15,525	4,256	(57,022)
Net cash provided by financing activities	4,455,910	8,295,278	8,300,279
Net increase (decrease) in cash and cash equivalents	368,281	(208,729)	(1,019,438)
Cash and cash equivalents at beginning of fiscal year	2,862,523	3,071,252	4,090,690
Cash and cash equivalents at end of fiscal year	3,230,804	2,862,523	3,071,252
MUFG [Member]
Cash flows from operating activities:
Net income (loss) attributable to Mitsubishi UFJ Financial Group	461,796	859,819	(1,468,040)
Adjustments and other	(120,881)	(634,891)	1,793,971
Net cash provided by (used in) operating activities	340,915	224,928	325,931
Cash flows from investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	250,000	1,526	24,002
Purchases of equity investments in subsidiaries and affiliated companies	(89,042)	(1,406,479)	(941,617)
Purchases of other investment securities		(5)	(927,944)
Net decrease (increase) in interest-earning deposits in other banks	(70,502)	(49,663)	21,267
Other-net	(1,486)	(52,481)	(1,495)
Net cash used in investing activities	88,970	(1,507,102)	(1,825,787)
Cash flows from financing activities:
Net increase in short-term borrowings from subsidiaries	531,197	143,403	879,460
Proceeds from issuance of long-term debt to subsidiaries and affiliated companies		380,499	391,997
Repayment of long-term debt	(230,025)	(100,007)	(220,000)
Repayment of long-term debt to subsidiaries and affiliated companies	(295,652)	(12,800)	(3,700)
Proceeds from issuance of common stock, net of stock issue expenses		1,026,341	278,725
Proceeds from issuance of preferred stock, net of stock issue expenses			388,623
Proceeds from sales of treasury stock	4	30	184,617
Payments for acquisition of preferred stock	(250,000)
Payments to acquire treasury stock (Note 16)	(30)	(246)	(238,842)
Dividends paid	(190,455)	(149,551)	(153,260)
Other-net	(386)	(2,269)	(3,035)
Net cash provided by financing activities	(435,347)	1,285,400	1,504,585
Net increase (decrease) in cash and cash equivalents	(5,462)	3,226	4,729
Cash and cash equivalents at beginning of fiscal year	16,488	13,262	8,533
Cash and cash equivalents at end of fiscal year	¥ 11,026	¥ 16,488	¥ 13,262